Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure - Pay vs Performance Disclosure
Pay vs Performance, Table

The following table provides information about the relationship between executive compensation actually paid to our NEOs and certain financial performance of the Company. The table below summarizes the Summary Compensation Table (“SCT”) total and Compensation Actually Paid (“CAP”) to the CEO and the average for the other NEOs for the years ended December 31, 2025, December 31, 2024 and December 31, 2023, along with the required financial information for each year.

PAY-VERSUS-PERFORMANCE TABLE

Year	Summary Compensation Table Total for Richard Howe ($)	Compensation Actually Paid to Richard Howe(1)(2) ($)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers ($)	Average Compensation Actually Paid to Non-CEO Named Executive Officers ($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)	Net Income (in thousands) ($)
2025	568,788	(120,637)	481,703	(65,135)	111.1	(5,096)
2024	973,867	1,724,283	373,858	1,038,429	293.5	(5,762)
2023	1,075,635	1,431,660	595,463	791,588	194.1	(10,390)

_____________

(1)	The following tables set forth the adjustments of the SCT total pay for our CEO, as well as the average for our other NEOs to determine CAP, as computed pursuant to Item 402(v) of Regulations S-K.

Adjustments to Determine CAP for our CEO	2025	2024	2023
Summary Compensation Table Total	$568,788	$973,867	$1,075,635
Less: Reported Fair Value of Stock Awards(a)	(36,675)	(540,250)	(330,000)
Add: Year-end Fair Value of Stock Awards Granted in the Year that Remain Unvested at Year End	18,450	861,250	473,000
Add: Fair Value of Stock Awards Granted During the Year that Vested During the Year	—	—	—
Add: Change in Fair Value of Awards Granted Before the Covered Year that, as of the End of Such Year, Remain Outstanding and Unvested	(484,802)	161,333	205,025
Add: Change in Fair Value of Awards Granted Before the Covered Year for which All Applicable Vesting Conditions Were Satisfied at the End of or During Such Year	(186,398)	268,083	8,000
Compensation Actually Paid	$(120,637)	$1,724,283	$1,431,660
(a) Amounts reflect the aggregate grant date fair values reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.			$1,061,932

Adjustments to Determine CAP for non-CEO NEOs	2025	2024	2023
Summary Compensation Table Total	$481,703	$373,858	$595,463
Less: Reported Fair Value of Stock Awards(a)	(447,650)	(123,720)	(530,000)
Add: Year-end Fair Value of Stock Awards Granted in the Year that Remain Unvested at Year End	314,880	195,000	634,250
Add: Fair Value of Stock Awards Granted During the Year that Vested During the Year	—	—	—
Add: Change in Fair Value of Awards Granted Before the Covered Year that, as of the End of Such Year, Remain Outstanding and Unvested	(279,436)	141,167	86,875
Add: Change in Fair Value of Awards Granted Before the Covered Year for which All Applicable Vesting Conditions Were Satisfied at the End of or During Such Year	(134,632)	452,125	5,000
Compensation Actually Paid	$(65,315)	$1,038,429	$791,588
(2)	Non-CEO NEOs reflect the Summary Compensation Table total compensation and average Compensation Actually Paid to the following executives by year:

2025: Richard K. Howe, Robert Buchner, and Wallace D. Ruiz.

2024: Richard K. Howe, Barry Lowenthal and Wallace D. Ruiz.

2023: Richard K. Howe, Barry Lowenthal and Wallace D. Ruiz.

Narrative Disclosures

The graphs below provide a description of CAP (as calculated in accordance with the SEC rules) and the following financial performance measures:

•	the Company’s cumulative Total Shareholder Return (assuming a $100 investment made on December 31, 2022); and

•	the Company’s Net Income.

Adjustment To PEO Compensation, Footnote
Adjustments to Determine CAP for our CEO	2025	2024	2023
Summary Compensation Table Total	$568,788	$973,867	$1,075,635
Less: Reported Fair Value of Stock Awards(a)	(36,675)	(540,250)	(330,000)
Add: Year-end Fair Value of Stock Awards Granted in the Year that Remain Unvested at Year End	18,450	861,250	473,000
Add: Fair Value of Stock Awards Granted During the Year that Vested During the Year	—	—	—
Add: Change in Fair Value of Awards Granted Before the Covered Year that, as of the End of Such Year, Remain Outstanding and Unvested	(484,802)	161,333	205,025
Add: Change in Fair Value of Awards Granted Before the Covered Year for which All Applicable Vesting Conditions Were Satisfied at the End of or During Such Year	(186,398)	268,083	8,000
Compensation Actually Paid	$(120,637)	$1,724,283	$1,431,660
(a) Amounts reflect the aggregate grant date fair values reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.			$1,061,932

Adjustment to Non-PEO NEO Compensation Footnote
Adjustments to Determine CAP for non-CEO NEOs	2025	2024	2023
Summary Compensation Table Total	$481,703	$373,858	$595,463
Less: Reported Fair Value of Stock Awards(a)	(447,650)	(123,720)	(530,000)
Add: Year-end Fair Value of Stock Awards Granted in the Year that Remain Unvested at Year End	314,880	195,000	634,250
Add: Fair Value of Stock Awards Granted During the Year that Vested During the Year	—	—	—
Add: Change in Fair Value of Awards Granted Before the Covered Year that, as of the End of Such Year, Remain Outstanding and Unvested	(279,436)	141,167	86,875
Add: Change in Fair Value of Awards Granted Before the Covered Year for which All Applicable Vesting Conditions Were Satisfied at the End of or During Such Year	(134,632)	452,125	5,000
Compensation Actually Paid	$(65,315)	$1,038,429	$791,588

PEO Total Compensation Amount	$ 568,788	$ 973,867	$ 1,075,635
PEO Actually Paid Compensation Amount	(120,637)	1,724,283	1,431,660
Non-PEO NEO Average Total Compensation Amount	481,703	373,858	595,463
Non-PEO NEO Average Compensation Actually Paid Amount	(65,135)	1,038,429	791,588
Total Shareholder Return Amount	111,100	293,500	194,100
Net Income (Loss)	$ (5,096)	$ (5,762)	$ (10,390)